Share-based compensation - Share option plans - ESOP (Details) - Employee share option plans (ESOP) - Continuing and discontinued operations					12 Months Ended
	Nov. 27, 2023 Options SFr / shares	Jul. 01, 2023 Options SFr / shares	May 12, 2023 Options SFr / shares	Jan. 01, 2023 Options SFr / shares	Dec. 31, 2025 Options SFr / shares	Dec. 31, 2024 Options SFr / shares	Dec. 31, 2023 Options SFr / shares
Share-based compensation
Vesting period of options granted						4 years	4 years
Exercise period of options granted						10 years	10 years
Beginning balance				777,000	8,006,791	1,570,346	777,000
Exercised							(12,527,235)
Granted					0	6,439,124	13,320,581
Forfeited					(50,027)	(2,679)
Ending balance					7,956,764	8,006,791	1,570,346
Beginning balance | SFr / shares				SFr 0.55	SFr 0.1	SFr 0.32	SFr 0.55
Exercised | SFr / shares							0.043
Granted | SFr / shares						0.05	0.13
Forfeited | SFr / shares					1.2	0.05
Ending balance | SFr / shares					SFr 0.09	SFr 0.1	SFr 0.32
Exercisable					3,324,722	733,582	686,605
Average strike price of exercisable options | SFr / shares					SFr 0.06	SFr 0.09	SFr 0.51
Number of options granted to employees and Executive Managers transferred on disposal of operations						5,413,934	12,521,055
2023
Share-based compensation
Exercised	(12,527,235)
Granted							13,320,581
Number of options repriced	12,736,209
Strike price of options | SFr / shares	SFr 0.043
January 1, 2023
Share-based compensation
Granted				436,677
Granted | SFr / shares				SFr 0.101
May 12, 2023
Share-based compensation
Exercised	(12,527,235)
Granted			12,736,209
Granted | SFr / shares			SFr 0.13
Number of options repriced	12,736,209
July 1, 2023
Share-based compensation
Granted		147,695
Granted | SFr / shares		SFr 0.106